Carrying amount of loans accounted for pursuant to ASC310-30 (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 2,827,947	$ 3,491,759	$ 4,036,471
Less: Allowance for loan losses	(93,915)	(95,407)
Carrying amount, net of allowance	2,734,032	3,396,352
Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,632,672	1,963,980
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	58,261	59,775
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	176,220	348,147
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	922,361	1,057,812
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	38,433	62,045
Performing Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	2,509,075	3,051,964	3,446,451
Less: Allowance for loan losses	(57,594)	(48,365)
Carrying amount, net of allowance	2,451,481	3,003,599
Performing Financing Receivable Member | Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,483,331	1,778,594
Performing Financing Receivable Member | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	55,192	55,396
Performing Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	71,864	174,054
Performing Financing Receivable Member | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	862,878	988,158
Performing Financing Receivable Member | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	35,810	55,762
Nonperforming Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	318,872	439,795	590,020
Less: Allowance for loan losses	(36,321)	(47,042)
Carrying amount, net of allowance	282,551	392,753
Nonperforming Financing Receivable Member | Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	149,341	185,386
Nonperforming Financing Receivable Member | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	3,069	4,379
Nonperforming Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	104,356	174,093
Nonperforming Financing Receivable Member | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	59,483	69,654
Nonperforming Financing Receivable Member | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 2,623	$ 6,283